Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Schedule of Unrecorded Tax Losses Carry Forwards

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As of December 31,
in USD ‘000	2021	2020
2021	-	12,828
2022	17,372	17,993
2023	30,603	31,696
2024	62,631	64,869
2025	72,763	75,364
2026	105,879	109,663
2027	77,340	80,105
2028	55,480	-
Total unrecorded tax losses carry forwards	422,068	392,518

Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2021
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(56,145)	(2,020)	(58,165)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.5%
Income tax credit at statutory tax rates	(4,398)	(551)	(4,949)
Tax impact of pension and share-based compensation	(38)	116	78
Temporary differences not recognized as deferred tax assets	128	647	775
Tax on losses not recognized as deferred tax assets	4,308	-	4,308
Effective income tax expense	-	212	212
Effective tax rate	0.0%	-10.5%	-0.4%

	Year ended December 31, 2020
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(82,804)	(128)	(82,932)
Statutory tax rate (blended at Group level)	7.8%	27.3%	7.9%
Income tax credit at statutory tax rates	(6,487)	(35)	(6,522)
Tax impact of permanent differences	595	17	612
Temporary differences not recognized as deferred tax assets	(1)	52	51
Tax on losses not recognized as deferred tax assets	5,893	-	5,893
Effective income tax expense	-	34	34
Effective tax rate	0.0%	(26.7)%	0.0%